Available-for-Sale Debt Securities, Noncurrent (Tables)	6 Months Ended
Jun. 30, 2026
Available-for-Sale Debt Securities, Noncurrent [Abstract]
Schedule of Unrealized Gain or Loss on Available-for-Sale Debt Securities	Unrealized gains and losses are recorded in other comprehensive income under unrealized gain or loss on available-for-sale debt securities.

Type of security	Amortized cost USD’000	Unrealized gains USD’000	Unrealized losses USD’000	Fair value USD’000	Maturity
Convertible corporate bonds	129	-	(1)	128	1 to 5 years
Total	129	-	(1)	128